Common Stock (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares Issued, advisory and business consulting fees	305,220
Unit Price, advisory and business consulting fees	$ 0.30
fair valued of the shares issued	$ 92,900
Settlement of Amounts Owing				29,166
Settlement for Services			63,734
Warrant Purchase Rights	Each $0.30 Unit consisted of one share and one five year share purchase warrant to acquire one common share at $0.45.
Share Price, Share Purchase Warrant Option	$ 0.45
Issued Shares, Advisory Board Agreement	21,666
Fair Value of the Shares Issued, Advisory Board Agreement	11,579
Settlement of Accrued Amounts Owing	5,000			6,579
Settlement for Services Owing			5,000
Issued Shares, Agreements for Services	417,570
fair valued of the shares issued, Agreement for Services	200,000
Share Value Charged to Operations	150,000
Share Value, Prepaid Expenses		50,000
Value Received for Shares, for Company's 2012 $0.30 Unit Offering	857,000
Shares Issued, Company's 2012 $0.30 Unit Offering	2,856,666
Share Price, Company's 2012 $0.30 Unit Offering	$ 0.30
Warrant Purchase Rights	Each $0.30 Unit consisted of one share and one five year share purchase warrant to acquire one common share at $0.45.
Share Price, Share Purchase Warrant Option	$ 0.45
Shares Issued Prior December 31, 2011 $0.30 Unit Offering	400,000
Share Price, Prior December 31, 2011 $0.30 Unit Offering	$ 0.30
Share Value Received, Prior December 31, 2011 $0.30 Unit Offering	120,000
Shares Issued Between July 6, 2012 and September 13, 2012 $0.40 Unit Offering	1,025,000
Share Price, July 6, 2012 and September 13, 2012 $0.40 Unit Offering	$ 0.40
Shares Value, July 6, 2012 and September 13, 2012 $0.40 Unit Offering	410,000
Warrant Purchase Rights	Each Unit consisted of one share and one three year share purchase warrant to acquire one common share at $0.60 per share expiring in 2015.
Shares Issued, Advisory Board Agreement	40,000
Shares Value, Advisory Board Agreement	23,600
Shares Issued, Two Agreements for Services	150,000
Shares Value, Two Agreements for Services	$ 83,000